Portfolio of Investments – as of March 31, 2025 (Unaudited)
Loomis Sayles Investment Grade Fixed Income Fund

Principal Amount (‡)	Description	Value (†)
Bonds and Notes — 89.9% of Net Assets

Non-Convertible Bonds — 89.3%
	ABS Car Loan — 4.7%
$37,756	American Credit Acceptance Receivables Trust, Series 2022-1, Class D, 2.460%, 3/13/2028(a)	$37,627
7,449	American Credit Acceptance Receivables Trust, Series 2022-4, Class C, 7.860%, 2/15/2029(a)	7,465
20,000	American Credit Acceptance Receivables Trust, Series 2022-4, Class D, 8.000%, 2/15/2029(a)	20,323
105,000	American Credit Acceptance Receivables Trust, Series 2023-3, Class D, 6.820%, 10/12/2029(a)	107,663
200,000	American Credit Acceptance Receivables Trust, Series 2023-4, Class D, 7.650%, 9/12/2030(a)	208,482
100,000	American Credit Acceptance Receivables Trust, Series 2024-3, Class D, 6.040%, 7/12/2030(a)	100,741
100,000	American Credit Acceptance Receivables Trust, Series 2025-1, Class D, 5.540%, 8/12/2031(a)	99,807
600,000	Avis Budget Rental Car Funding AESOP LLC, Series 2020-2A, Class A, 2.020%, 2/20/2027(a)	589,055
100,000	Avis Budget Rental Car Funding AESOP LLC, Series 2023-1A, Class A, 5.250%, 4/20/2029(a)	101,621
190,000	Avis Budget Rental Car Funding AESOP LLC, Series 2023-4A, Class C, 7.240%, 6/20/2029(a)	197,187
100,000	Avis Budget Rental Car Funding AESOP LLC, Series 2023-8A, Class C, 7.340%, 2/20/2030(a)	104,621
330,000	Avis Budget Rental Car Funding AESOP LLC, Series 2024-1A, Class A, 5.360%, 6/20/2030(a)	337,336
130,000	Avis Budget Rental Car Funding AESOP LLC, Series 2024-3A, Class A, 5.230%, 12/20/2030(a)	132,035
445,000	Bridgecrest Lending Auto Securitization Trust, Series 2023-1, Class D, 7.840%, 8/15/2029	470,498
200,000	Bridgecrest Lending Auto Securitization Trust, Series 2024-2, Class C, 6.070%, 2/15/2030	203,972
200,000	Bridgecrest Lending Auto Securitization Trust, Series 2024-2, Class D, 6.300%, 2/15/2030	205,476
100,000	CarMax Auto Owner Trust, Series 2021-3, Class D, 1.500%, 1/18/2028	97,985
100,000	CarMax Auto Owner Trust, Series 2022-1, Class D, 2.470%, 7/17/2028	97,352
40,000	CarMax Auto Owner Trust, Series 2023-2, Class D, 6.550%, 10/15/2029	41,036
65,000	CarMax Auto Owner Trust, Series 2023-4, Class D, 7.160%, 4/15/2030	68,161
195,000	CarMax Auto Owner Trust, Series 2024-2, Class B, 5.690%, 11/15/2029	198,693
5,000	CarMax Auto Owner Trust, Series 2024-2, Class D, 6.420%, 10/15/2030	5,127
195,000	CarMax Select Receivables Trust, Series 2025-A, 5.460%, 7/15/2031	195,763
335,000	CarMax Select Receivables Trust, Series 2025-A, 5.860%, 7/15/2031	335,208
100,000	Carvana Auto Receivables Trust, Series 2024-N1, Class D, 6.300%, 5/10/2030(a)	102,656
100,000	Carvana Auto Receivables Trust, Series 2024-N2, Class D, 6.440%, 9/10/2030(a)	101,134
100,000	Carvana Auto Receivables Trust, Series 2024-N3, Class D, 5.380%, 12/10/2030(a)	98,576
100,000	Carvana Auto Receivables Trust, Series 2025-P1, 5.340%, 8/11/2031	99,203
100,000	Credit Acceptance Auto Loan Trust, Series 2024-1A, Class C, 6.710%, 7/17/2034(a)	102,989
Principal Amount (‡)	Description	Value (†)

	ABS Car Loan — continued
$220,000	Credit Acceptance Auto Loan Trust, Series 2024-2A, Class A, 5.950%, 6/15/2034(a)	$223,718
105,000	Credit Acceptance Auto Loan Trust, Series 2024-2A, Class C, 6.700%, 10/16/2034(a)	109,124
100,000	Credit Acceptance Auto Loan Trust, Series 2024-3A, Class C, 5.390%, 1/16/2035(a)	99,788
265,000	DT Auto Owner Trust, Series 2023-2A, Class D, 6.620%, 2/15/2029(a)	270,812
75,000	Exeter Automobile Receivables Trust, Series 2022-6A, Class C, 6.320%, 5/15/2028	75,494
70,000	Exeter Automobile Receivables Trust, Series 2023-3A, Class D, 6.680%, 4/16/2029	71,668
285,000	Exeter Automobile Receivables Trust, Series 2023-5A, Class D, 7.130%, 2/15/2030	296,535
100,000	Exeter Automobile Receivables Trust, Series 2024-3A, Class C, 5.700%, 7/16/2029	101,285
100,000	Exeter Automobile Receivables Trust, Series 2024-5A, Class D, 5.060%, 2/18/2031	99,576
245,000	Exeter Automobile Receivables Trust, Series 2025-1A, Class D, 5.490%, 5/15/2031	243,531
285,000	First Investors Auto Owner Trust, Series 2021-1A, Class D, 1.620%, 3/15/2027(a)	284,605
165,000	Flagship Credit Auto Trust, Series 2021-1, Class D, 1.270%, 3/15/2027(a)	161,824
175,000	Flagship Credit Auto Trust, Series 2021-2, Class D, 1.590%, 6/15/2027(a)	169,318
210,000	Flagship Credit Auto Trust, Series 2021-3, Class D, 1.650%, 9/15/2027(a)	199,678
275,000	Flagship Credit Auto Trust, Series 2023-2, Class D, 6.620%, 5/15/2029(a)	276,533
40,000	Flagship Credit Auto Trust, Series 2023-3, Class D, 6.580%, 8/15/2029(a)	40,121
90,000	Ford Credit Auto Lease Trust, Series 2023-B, Class D, 6.970%, 6/15/2028	91,654
169,048	Foursight Capital Automobile Receivables Trust, Series 2021-2, Class D, 1.920%, 9/15/2027(a)	168,812
80,000	GLS Auto Receivables Issuer Trust, Series 2023-3A, Class D, 6.440%, 5/15/2029(a)	81,955
100,000	GLS Auto Receivables Issuer Trust, Series 2023-4A, Class D, 7.180%, 8/15/2029(a)	104,171
100,000	GLS Auto Receivables Issuer Trust, Series 2024-1A, Class D, 5.950%, 12/17/2029(a)	100,605
25,000	GLS Auto Receivables Issuer Trust, Series 2024-2A, Class D, 6.190%, 2/15/2030(a)	25,617
100,000	GLS Auto Select Receivables Trust, Series 2024-3A, Class C, 5.920%, 8/15/2030(a)	102,643
100,000	GLS Auto Select Receivables Trust, Series 2024-3A, Class D, 6.340%, 8/15/2031(a)	102,621
15,000	GLS Auto Select Receivables Trust, Series 2025-1A, Class B, 5.040%, 2/15/2031(a)	15,000
10,000	GLS Auto Select Receivables Trust, Series 2025-1A, Class C, 5.260%, 3/15/2031(a)	10,006
20,000	GLS Auto Select Receivables Trust, Series 2025-1A, Class D, 5.740%, 4/15/2032(a)	20,065
274,000	Hertz Vehicle Financing III LLC, Series 2022-1A, Class D, 4.850%, 6/25/2026(a)	273,220
250,000	Hertz Vehicle Financing LLC, Series 2022-4A, Class D, 6.560%, 9/25/2026(a)	249,880
200,000	Hyundai Auto Receivables Trust, Series 2025-A, 4.760%, 6/15/2032	198,191
120,000	LAD Auto Receivables Trust, Series 2023-3A, Class C, 6.430%, 12/15/2028(a)	122,909

Principal Amount (‡)	Description	Value (†)

	ABS Car Loan — continued
$50,000	LAD Auto Receivables Trust, Series 2023-4A, Class C, 6.760%, 3/15/2029(a)	$51,533
140,000	Prestige Auto Receivables Trust, Series 2023-1A, Class D, 6.330%, 4/16/2029(a)	141,308
17,338	Santander Drive Auto Receivables Trust, Series 2021-3, Class D, 1.330%, 9/15/2027	17,169
350,000	Santander Drive Auto Receivables Trust, Series 2024-3, Class D, 5.970%, 10/15/2031	355,159
90,292	Securitized Term Auto Receivables Trust, Series 2025-A, Class B, 5.038%, 7/25/2031(a)	90,288
100,000	SFS Auto Receivables Securitization Trust, Series 2025-1A, Class B, 5.110%, 2/20/2031(a)	100,337
100,000	SFS Auto Receivables Securitization Trust, Series 2025-1A, Class C, 5.200%, 10/20/2032(a)	100,138
185,000	Westlake Automobile Receivables Trust, Series 2023-3A, Class D, 6.470%, 3/15/2029(a)	189,270
270,000	Westlake Automobile Receivables Trust, Series 2023-4A, Class D, 7.190%, 7/16/2029(a)	281,862
100,000	Westlake Automobile Receivables Trust, Series 2024-2A, Class D, 5.910%, 4/15/2030(a)	101,254
240,000	Westlake Automobile Receivables Trust, Series 2024-3A, 5.210%, 4/15/2030(a)	240,967
100,000	Westlake Automobile Receivables Trust, Series 2025-1A, Class C, 5.140%, 10/15/2030(a)	100,866
100,000	Westlake Automobile Receivables Trust, Series 2025-1A, Class D, 5.540%, 11/15/2030(a)	100,547
100,000	Wheels Fleet Lease Funding 1 LLC, Series 2024-3A, Class A1, 4.800%, 9/19/2039(a)	100,355
		10,829,804
	ABS Credit Card — 0.4%
270,000	Mercury Financial Credit Card Master Trust, Series 2024-2A, Class A, 6.560%, 7/20/2029(a)	273,348
180,000	Mission Lane Credit Card Master Trust, Series 2023-B, Class A, 7.690%, 11/15/2028(a)	180,639
110,000	Mission Lane Credit Card Master Trust, Series 2024-A, Class A1, 6.200%, 8/15/2029(a)	110,968
225,000	Mission Lane Credit Card Master Trust, Series 2024-B, Class A, 5.880%, 1/15/2030(a)	226,603
		791,558
	ABS Home Equity — 4.0%
95,081	ATLX Trust, Series 2024-RPL1, Class A1, 3.850%, 4/25/2064(a)(b)	91,537
120,827	ATLX Trust, Series 2024-RPL2, Class A1, 3.850%, 4/25/2063(a)(b)	116,881
300,000	BINOM Securitization Trust, Series 2022-RPL1, Class M1, 3.000%, 2/25/2061(a)(b)	242,550
399,513	COLT Mortgage Loan Trust, Series 2021-6, Class A1, 1.907%, 12/25/2066(a)(b)	357,715
100,000	CoreVest American Finance Ltd., Series 2021-1, Class C, 2.800%, 4/15/2053(a)	87,553
100,000	CoreVest American Finance Ltd., Series 2021-3, Class B, 2.494%, 10/15/2054(a)	96,075
100,000	CoreVest American Finance Ltd., Series 2021-3, Class D, 3.469%, 10/15/2054(a)	86,422
210,000	CoreVest American Finance Ltd., Series 2023-RTL1, Class A1, 7.553%, 12/28/2030(a)(b)	212,490
156,469	Credit Suisse Mortgage Trust, Series 2021-RPL1, Class A1, 4.077%, 9/27/2060(a)(b)	155,882
421,849	Credit Suisse Mortgage Trust, Series 2021-RPL4, Class A1, 4.102%, 12/27/2060(a)(b)	420,408
100,000	CSMC Trust, Series 2017-RPL1, Class M1, 2.975%, 7/25/2057(a)(b)	84,917
Principal Amount (‡)	Description	Value (†)

	ABS Home Equity — continued
$126,007	Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes, Series 2022-DNA3, Class M1A, 30 day USD SOFR Average + 2.000%, 6.340%, 4/25/2042(a)(b)	$126,941
91,782	Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes, Series 2023-DNA2, Class M1A, 30 day USD SOFR Average + 2.100%, 6.436%, 4/25/2043(a)(b)	93,028
205,000	FirstKey Homes Trust, Series 2021-SFR2, Class E1, 2.258%, 9/17/2038(a)	195,986
105,000	FirstKey Homes Trust, Series 2021-SFR2, Class E2, 2.358%, 9/17/2038(a)	100,244
360,000	FirstKey Homes Trust, Series 2022-SFR2, Class D, 4.500%, 7/17/2039(a)	352,562
88,039	GCAT Trust, Series 2019-RPL1, Class A1, 2.650%, 10/25/2068(a)(b)	84,974
83,396	Home Partners of America Trust, Series 2021-1, Class E, 2.577%, 9/17/2041(a)	70,138
398,435	Home Partners of America Trust, Series 2021-2, Class E1, 2.852%, 12/17/2026(a)	378,393
206,418	Home Partners of America Trust, Series 2021-2, Class E2, 2.952%, 12/17/2026(a)	195,730
485,000	Legacy Mortgage Asset Trust, Series 2020-RPL1, Class A2, 3.250%, 9/25/2059(a)(b)	436,294
176,938	Legacy Mortgage Asset Trust, Series 2021-GS2, Class A1, 4.750%, 4/25/2061(a)(b)	176,740
1,031	Morgan Stanley Mortgage Loan Trust, Series 2005-3AR, Class 5A, 6.303%, 7/25/2035(b)(c)	950
430,571	New Residential Mortgage Loan Trust, Series 2024-RPL1, Class A, 3.800%, 1/25/2064(a)(b)	403,753
265,000	New Residential Mortgage Loan Trust, Series 2024-RTL1, Class A1, 6.664%, 3/25/2039(a)(b)	267,940
228,308	NLT Trust, Series 2023-1, Class A1, 3.200%, 10/25/2062(a)(b)	210,611
225,000	NYMT Loan Trust, Series 2024-BPL2, Class A1, 6.509%, 5/25/2039(a)(b)	227,985
145,000	NYMT Loan Trust, Series 2024-BPL3, Class A1, 5.268%, 9/25/2039(a)(b)	144,142
113,324	NYMT Loan Trust, Series 2025-R1, Class A, 6.381%, 2/25/2030(a)(b)	114,101
110,943	OBX Trust, Series 2021-NQM3, Class A1, 1.054%, 7/25/2061(a)(b)	89,824
245,413	PRET LLC, Series 2024-NPL8, Class A1, 5.963%, 11/25/2054(a)(b)	247,504
235,000	Progress Residential Trust, Series 2021-SFR2, Class E1, 2.547%, 4/19/2038(a)	233,804
100,000	Progress Residential Trust, Series 2021-SFR3, Class E1, 2.538%, 5/17/2026(a)	97,110
100,000	Progress Residential Trust, Series 2021-SFR3, Class E2, 2.688%, 5/17/2026(a)	97,162
100,000	Progress Residential Trust, Series 2021-SFR4, Class E1, 2.409%, 5/17/2038(a)	97,187
100,000	Progress Residential Trust, Series 2021-SFR4, Class E2, 2.559%, 5/17/2038(a)	96,869
120,000	Progress Residential Trust, Series 2021-SFR5, Class E1, 2.209%, 7/17/2038(a)	115,472
150,000	Progress Residential Trust, Series 2021-SFR6, Class E1, 2.425%, 7/17/2038(a)	144,731
100,000	Progress Residential Trust, Series 2021-SFR6, Class E2, 2.525%, 7/17/2038(a)	96,488
165,000	Progress Residential Trust, Series 2021-SFR7, Class E1, 2.591%, 8/17/2040(a)	149,030

Principal Amount (‡)	Description	Value (†)

	ABS Home Equity — continued
$100,000	Progress Residential Trust, Series 2021-SFR7, Class E2, 2.640%, 8/17/2040(a)	$89,284
100,000	Progress Residential Trust, Series 2021-SFR9, Class E1, 2.811%, 11/17/2040(a)	91,895
136,086	PRPM LLC, Series 2024-2, Class A1, 7.026%, 3/25/2029(a)(b)	137,275
128,183	PRPM LLC, Series 2024-7, Class A1, 5.870%, 11/25/2029(a)(b)	128,535
148,545	PRPM LLC, Series 2024-RCF2, Class A1, 3.750%, 3/25/2054(a)(b)	144,279
137,499	PRPM LLC, Series 2025-RCF1, Class A1, 4.500%, 2/25/2055(a)(b)	135,357
110,729	Redwood Funding Trust, Series 2023-1, Class A, 7.500%, 7/25/2059(a)(b)	110,653
93,171	Redwood Funding Trust, Series 2024-1, Class A, 7.745%, 12/25/2054(a)(b)	94,064
345,000	Roc Mortgage Trust, Series 2024-RTL1, Class A1, 5.589%, 10/25/2039(a)(b)	344,182
174,088	Towd Point Mortgage Trust, Series 2019-4, Class A1, 2.900%, 10/25/2059(a)(b)	165,964
375,000	TVC Mortgage Trust, Series 2024-RRTL1, Class A1, 5.545%, 7/25/2039(a)(b)	375,645
210,626	Verus Securitization Trust, Series 2021-3, Class A1, 1.046%, 6/25/2066(a)(b)	179,957
32,780	VOLT XCVI LLC, Series 2021-NPL5, Class A1, 6.116%, 3/27/2051(a)(b)	32,784
		9,027,997
	ABS Other — 6.7%
482,739	AASET Ltd., Series 2024-2A, Class A, 5.930%, 9/16/2049(a)	486,678
133,598	AASET Trust, Series 2021-1A, Class A, 2.950%, 11/16/2041(a)	126,148
248,450	AASET Trust, Series 2025-1A, Class A, 5.943%, 2/16/2050(a)	250,215
180,000	Affirm Asset Securitization Trust, Series 2023-B, Class A, 6.820%, 9/15/2028(a)	181,338
285,000	Affirm Asset Securitization Trust, Series 2024-A, Class 1A, 5.610%, 2/15/2029(a)	286,597
105,000	Affirm Asset Securitization Trust, Series 2024-A, Class A, 5.610%, 2/15/2029(a)	105,491
72,252	Affirm Asset Securitization Trust, Series 2024-X2, Class A, 5.220%, 12/17/2029(a)	72,215
330,000	Affirm Master Trust, Series 2025-1A, Class A, 4.990%, 2/15/2033(a)	330,535
328,305	ALTDE Trust, Series 2025-1A, Class A, 5.900%, 8/15/2050(a)	331,282
292,050	Applebee's Funding LLC/IHOP Funding LLC, Series 2019-1A, 4.723%, 6/05/2049(a)	286,559
100,000	Aqua Finance Trust, Series 2021-A, Class B, 2.400%, 7/17/2046(a)	88,725
324,711	Aqua Finance Trust, Series 2024-A, Class A, 4.810%, 4/18/2050(a)	322,225
61,668	Auxilior Term Funding LLC, Series 2023-1A, Class A2, 6.180%, 12/15/2028(a)	62,223
387,864	BHG Securitization Trust, Series 2022-A, Class B, 2.700%, 2/20/2035(a)	382,548
100,000	BHG Securitization Trust, Series 2022-A, Class C, 3.080%, 2/20/2035(a)	96,343
175,000	BHG Securitization Trust, Series 2023-B, Class B, 7.450%, 12/17/2036(a)	182,246
215,000	BHG Securitization Trust, Series 2025-1CON, 4.820%, 4/17/2036(a)	214,339
Principal Amount (‡)	Description	Value (†)

	ABS Other — continued
$100,000	BHG Securitization Trust, Series 2025-1CON, 5.260%, 4/17/2036(a)	$99,624
85,737	Business Jet Securities LLC, Series 2024-1A, Class A, 6.197%, 5/15/2039(a)	87,325
323,555	Business Jet Securities LLC, Series 2024-2A, Class A, 5.364%, 9/15/2039(a)	320,630
121,296	Castlelake Aircraft Structured Trust, Series 2019-1A, Class A, 3.967%, 4/15/2039(a)	114,326
300,000	Compass Datacenters Issuer II LLC, Series 2024-2A, Class A1, 5.022%, 8/25/2049(a)	298,138
200,000	Compass Datacenters Issuer III LLC, Series 2025-1A, Class A2, 5.656%, 2/25/2050(a)	203,351
100,000	Compass Datacenters Issuer III LLC, Series 2025-1A, Class A3, 5.852%, 2/25/2050(a)	101,432
215,303	Crockett Partners Equipment Co. IIA LLC, Series 2024-1C, Class A, 6.050%, 1/20/2031(a)	219,125
175,000	CyrusOne Data Centers Issuer I LLC, Series 2024-3A, 4.650%, 5/20/2049(a)	165,846
100,000	CyrusOne Data Centers Issuer I LLC, Series 2025-1A, Class A2, 5.910%, 2/20/2050(a)	101,818
128,536	EverBright Solar Trust, Series 2024-A, Class A, 6.430%, 6/22/2054(a)	129,051
102,548	Foundation Finance Trust, Series 2023-2A, Class A, 6.530%, 6/15/2049(a)	106,917
100,000	Foundation Finance Trust, Series 2025-1A, 4.950%, 4/15/2050(a)	99,622
58,719	FREED ABS Trust, Series 2021-3FP, Class D, 2.370%, 11/20/2028(a)	58,058
1,150,000	Frontier Issuer LLC, Series 2023-1, Class A2, 6.600%, 8/20/2053(a)	1,169,967
295,000	Frontier Issuer LLC, Series 2024-1, Class A2, 6.190%, 6/20/2054(a)	304,054
71,399	GoodLeap Home Improvement Solutions Trust, Series 2024-1A, Class A, 5.350%, 10/20/2046(a)	71,862
85,679	GreenSky Home Improvement Issuer Trust, Series 2024-2, Class A4, 5.150%, 10/27/2059(a)	86,214
100,000	GreenSky Home Improvement Trust, Series 2024-1, 6.360%, 6/25/2059(a)	102,312
100,000	GreenSky Home Improvement Trust, Series 2024-1, Class A3, 5.550%, 6/25/2059(a)	101,979
66,677	HINNT LLC, Series 2024-A, Class A, 5.490%, 3/15/2043(a)	67,316
144,000	Jack in the Box Funding LLC, Series 2019-1A, Class A2II, 4.476%, 8/25/2049(a)	141,754
310,000	Kapitus Asset Securitization IV LLC, Series 2024-1A, Class 1A, 5.490%, 9/10/2031(a)	310,722
175,000	Kapitus Asset Securitization IV LLC, Series 2024-1A, Class A, 5.490%, 9/10/2031(a)	175,408
265,059	Lunar Structured Aircraft Portfolio Notes, Series 2021-1, Class A, 2.636%, 10/15/2046(a)	244,581
100,000	Mariner Finance Issuance Trust, Series 2024-AA, Class B, 5.680%, 9/22/2036(a)	102,062
65,335	Marlette Funding Trust, Series 2023-2A, Class B, 6.540%, 6/15/2033(a)	65,598
81,117	Mosaic Solar Loan Trust, Series 2024-1A, Class A, 5.500%, 9/20/2049(a)	79,764
626,034	Mosaic Solar Loan Trust, Series 2024-2A, Class A, 5.600%, 4/22/2052(a)	606,078
22,382	MVW LLC, Series 2021-1WA, Class C, 1.940%, 1/22/2041(a)	21,112
120,000	Octane Receivables Trust, Series 2024-2A, Class C, 5.900%, 7/20/2032(a)	121,473

Principal Amount (‡)	Description	Value (†)

	ABS Other — continued
$105,000	OnDeck Asset Securitization Trust IV LLC, Series 2024-2A, Class A, 4.980%, 10/17/2031(a)	$104,393
240,000	OneMain Financial Issuance Trust, Series 2021-1A, Class D, 2.470%, 6/16/2036(a)	219,826
310,000	OneMain Financial Issuance Trust, Series 2022-S1, Class D, 5.200%, 5/14/2035(a)	307,916
296,007	OWN Equipment Fund I LLC, Series 2024-2M, Class A, 5.700%, 12/20/2032(a)	299,019
100,000	Progress Residential Trust, Series 2022-SFR5, Class C, 5.192%, 6/17/2039(a)	99,771
115,000	Regional Management Issuance Trust, Series 2024-2, Class A, 5.110%, 12/15/2033(a)	115,491
165,000	Republic Finance Issuance Trust, Series 2024-A, Class A, 5.910%, 8/20/2032(a)	166,435
175,000	Republic Finance Issuance Trust, Series 2024-B, Class A, 5.420%, 11/20/2037(a)	177,038
250,000	RFS Asset Securitization II LLC, Series 2024-1, Class A, 6.550%, 7/15/2031(a)	254,133
100,000	SCF Equipment Leasing LLC, Series 2022-1A, Class D, 3.790%, 11/20/2031(a)	96,601
115,000	SCF Equipment Leasing LLC, Series 2022-2A, Class C, 6.500%, 8/20/2032(a)	116,556
99,750	SEB Funding LLC, Series 2021-1A, Class A2, 4.969%, 1/30/2052(a)	97,385
200,000	SEB Funding LLC, Series 2024-1A, Class A2, 7.386%, 4/30/2054(a)	207,437
43,568	Shenton Aircraft Investment I Ltd., Series 2015-1A, Class A, 4.750%, 10/15/2042(a)	42,370
12,943	Sierra Timeshare Receivables Funding LLC, Series 2021-1A, Class C, 1.790%, 11/20/2037(a)	12,626
66,538	Sierra Timeshare Receivables Funding LLC, Series 2023-3A, Class C, 7.120%, 9/20/2040(a)	68,532
417,252	Slam Ltd., Series 2021-1A, Class A, 2.434%, 6/15/2046(a)	385,250
271,100	Slam Ltd., Series 2024-1A, Class A, 5.335%, 9/15/2049(a)	267,464
113,614	Stream Innovations Issuer Trust, Series 2024-2A, Class A, 5.210%, 2/15/2045(a)	114,158
51,742	Sunnova Helios II Issuer LLC, Series 2019-AA, Class A, 3.750%, 6/20/2046(a)	47,106
175,787	Sunnova Helios X Issuer LLC, Series 2022-C, Class A, 5.300%, 11/22/2049(a)	171,522
200,361	Sunrun Atlas Issuer LLC, Series 2019-2, 3.610%, 2/01/2055(a)	187,242
288,399	Textainer Marine Containers VII Ltd., Series 2021-2A, Class A, 2.230%, 4/20/2046(a)	267,332
193,092	TIF Funding II LLC, Series 2021-1A, Class A, 1.650%, 2/20/2046(a)	172,614
535,000	Trafigura Securitisation Finance PLC, Series 2024-1A, Class A1, SOFR + 1.400%, 5.730%, 11/15/2027(a)(b)	535,159
229,024	Volofin Finance DAC, Series 2024-1A, Class A, 5.935%, 6/15/2037(a)	231,252
99,449	WAVE Trust, Series 2017-1A, Class A, 3.844%, 11/15/2042(a)	92,988
407,257	Willis Engine Structured Trust VII, Series 2023-A, Class A, 8.000%, 10/15/2048(a)	422,099
300,000	Ziply Fiber Issuer LLC, Series 2024-1A, Class A2, 6.640%, 4/20/2054(a)	308,504
		15,271,445
Principal Amount (‡)	Description	Value (†)

	ABS Residential Mortgage — 1.0%
$131,867	GITSIT Mortgage Loan Trust, Series 2024-NPL1, Class A1, 7.466%, 6/25/2054(a)(b)	$133,063
763,556	GITSIT Mortgage Loan Trust, Series 2025-NPL1, Class A1, 6.276%, 2/25/2055(a)(b)	770,084
188,563	MFA Trust, Series 2024-NPL1, Class A1, 6.330%, 9/25/2054(b)	189,647
104,313	PRET LLC, Series 2024-NPL4, Class A1, 6.996%, 7/25/2054(a)(b)	104,348
148,170	PRET LLC, Series 2024-NPL7, Class A1, 5.925%, 10/25/2054(a)(b)	148,687
72,584	PRPM LLC, Series 2021-4, Class A1, 4.867%, 4/25/2026(a)(b)	72,596
77,537	RCO VII Mortgage LLC, Series 2024-1, Class A1, 7.021%, 1/25/2029(a)(b)	78,086
176,320	VCAT LLC, Series 2025-NPL1, Class A1, 5.877%, 1/25/2055(a)(b)	177,881
458,367	VCAT LLC, Series 2025-NPL3, Class A1, 5.889%, 2/25/2055(a)(b)	459,730
5,888	VOLT XCII LLC, Series 2021-NPL1, Class A1, 5.893%, 2/27/2051(a)(b)	5,887
40,935	VOLT XCIII LLC, Series 2021-NPL2, Class A1, 5.893%, 2/27/2051(a)(b)	40,921
52,554	VOLT XCIV LLC, Series 2021-NPL3, Class A1, 6.240%, 2/27/2051(a)(b)	52,577
92,609	VOLT XCVII LLC, Series 2021-NPL6, Class A1, 6.240%, 4/25/2051(a)(b)	92,679
		2,326,186
	ABS Student Loan — 0.9%
442,048	College Ave Student Loans LLC, Series 2024-B, Class A1A, 5.690%, 8/25/2054(a)	450,994
100,000	College Ave Student Loans LLC, Series 2024-B, Class B, 6.080%, 8/25/2054(a)	102,041
51,329	College Avenue Student Loans LLC, Series 2021-A, Class C, 2.920%, 7/25/2051(a)	47,469
18,453	Navient Private Education Refi Loan Trust, Series 2020-HA, Class A, 1.310%, 1/15/2069(a)	17,338
116,481	Navient Private Education Refi Loan Trust, Series 2021-A, Class A, 0.840%, 5/15/2069(a)	105,863
135,000	Navient Private Education Refi Loan Trust, Series 2021-A, Class B, 2.240%, 5/15/2069(a)	106,199
100,000	Navient Private Education Refi Loan Trust, Series 2021-EA, Class B, 2.030%, 12/16/2069(a)	71,523
195,000	Navient Private Education Refi Loan Trust, Series 2021-FA, Class B, 2.120%, 2/18/2070(a)	136,143
120,000	Navient Student Loan Trust, Series 2023-BA, Class B, 7.230%, 3/15/2072(a)	129,122
110,000	Nelnet Student Loan Trust, Series 2021-BA, Class B, 2.680%, 4/20/2062(a)	96,209
51,497	SMB Private Education Loan Trust, Series 2018-C, Class A2A, 3.630%, 11/15/2035(a)	50,773
247,692	SMB Private Education Loan Trust, Series 2020-A, Class A2A, 2.230%, 9/15/2037(a)	238,491
104,744	SMB Private Education Loan Trust, Series 2021-A, Class A2A2, 1 mo. USD SOFR + 0.844%, 5.164%, 1/15/2053(a)(b)	102,814
210,000	SMB Private Education Loan Trust, Series 2021-B, Class B, 2.650%, 7/17/2051(a)	184,974
100,000	SMB Private Education Loan Trust, Series 2023-C, Class B, 6.360%, 11/15/2052(a)	103,947
110,396	SMB Private Education Loan Trust, Series 2024-A, Class A1A, 5.240%, 3/15/2056(a)	110,363
		2,054,263

Principal Amount (‡)	Description	Value (†)

	ABS Whole Business — 1.0%
$355,000	Applebee's Funding LLC/IHOP Funding LLC, Series 2023-1A, Class A2, 7.824%, 3/05/2053(a)	$364,955
160,128	Domino's Pizza Master Issuer LLC, Series 2018-1A, Class A2II, 4.328%, 7/25/2048(a)	158,231
48,625	EWC Master Issuer LLC, Series 2022-1A, Class A2, 5.500%, 3/15/2052(a)	47,743
96,250	Hardee's Funding LLC, Series 2021-1A, Class A2, 2.865%, 6/20/2051(a)	87,227
74,250	Hardee's Funding LLC, Series 2024-1A, Class A2, 7.253%, 3/20/2054(a)	76,294
507,450	Planet Fitness Master Issuer LLC, Series 2024-1A, Class A2I, 5.765%, 6/05/2054(a)	512,625
100,000	Progress Residential Trust, Series 2022-SFR5, Class B, 4.896%, 6/17/2039(a)	99,575
573,562	Subway Funding LLC, Series 2024-1A, Class A2I, 6.028%, 7/30/2054(a)	576,781
199,500	Subway Funding LLC, Series 2024-3A, Class A2I, 5.246%, 7/30/2054(a)	199,480
145,000	Wingstop Funding LLC, Series 2024-1A, Class A2, 5.858%, 12/05/2054(a)	146,739
		2,269,650
	Aerospace & Defense — 3.0%
615,000	BAE Systems PLC, 5.300%, 3/26/2034(a)	622,583
560,000	Boeing Co., 3.625%, 2/01/2031	519,211
435,000	Boeing Co., 5.150%, 5/01/2030	437,698
400,000	Boeing Co., 5.705%, 5/01/2040	388,842
1,090,000	Boeing Co., 5.805%, 5/01/2050	1,037,660
25,000	Boeing Co., 5.930%, 5/01/2060	23,516
115,000	Boeing Co., 6.388%, 5/01/2031	122,546
120,000	Boeing Co., 6.528%, 5/01/2034	128,578
500,000	Boeing Co., 6.858%, 5/01/2054	543,098
175,000	Boeing Co., 7.008%, 5/01/2064	189,629
620,000	L3Harris Technologies, Inc., 5.350%, 6/01/2034	625,828
415,000	L3Harris Technologies, Inc., 5.400%, 7/31/2033	420,266
70,000	RTX Corp., 2.375%, 3/15/2032	59,541
560,000	RTX Corp., 5.150%, 2/27/2033	564,982
50,000	Textron, Inc., 2.450%, 3/15/2031	43,626
1,125,000	Textron, Inc., 3.000%, 6/01/2030	1,029,539
		6,757,143
	Agency Commercial Mortgage-Backed Securities — 0.2%
497,981	RCO X Mortgage LLC, Series 2025-1, Class A1, 5.875%, 1/25/2030(a)(b)	501,273
	Airlines — 0.1%
26,692	American Airlines Pass-Through Trust, Series 2016-3, Class B, 3.750%, 4/15/2027	26,210
217,369	United Airlines Pass-Through Trust, Series 2020-1, Class A, 5.875%, 4/15/2029	220,632
		246,842
	Apartment REITs — 0.1%
85,000	American Homes 4 Rent LP, 2.375%, 7/15/2031	72,925
130,000	Invitation Homes Operating Partnership LP, 4.875%, 2/01/2035	124,371
		197,296
	Automotive — 0.3%
175,000	BorgWarner, Inc., 5.400%, 8/15/2034	173,131
80,000	General Motors Financial Co., Inc., 5.850%, 4/06/2030	81,450
155,000	ZF North America Capital, Inc., 6.750%, 4/23/2030(a)	147,285
230,000	ZF North America Capital, Inc., 6.875%, 4/23/2032(a)	213,378
		615,244
Principal Amount (‡)	Description	Value (†)

	Banking — 5.3%
$1,244,000	Bank of America Corp., (fixed rate to 12/20/2027, variable rate thereafter), 3.419%, 12/20/2028	$1,205,592
375,000	Bank of America Corp., (fixed rate to 3/08/2032, variable rate thereafter), 3.846%, 3/08/2037	336,580
335,000	Bank of America Corp., (fixed rate to 4/29/2030, variable rate thereafter), 2.592%, 4/29/2031	300,893
611,000	Bank of America Corp., (fixed rate to 9/21/2031, variable rate thereafter), 2.482%, 9/21/2036	509,559
370,000	Bank of America Corp., MTN, (fixed rate to 10/24/2030, variable rate thereafter), 1.922%, 10/24/2031	316,600
45,000	Bank of America Corp., MTN, (fixed rate to 7/22/2032, variable rate thereafter), 5.015%, 7/22/2033	44,811
235,000	Bank of America Corp., MTN, (fixed rate to 7/23/2030, variable rate thereafter), 1.898%, 7/23/2031	202,079
536,000	Bank of America Corp., Series L, 4.183%, 11/25/2027	531,186
460,000	Credit Agricole SA, (fixed rate to 1/10/2034, variable rate thereafter), 6.251%, 1/10/2035(a)	470,235
50,000	Goldman Sachs Group, Inc., (fixed rate to 2/24/2032, variable rate thereafter), 3.102%, 2/24/2033	44,067
1,140,000	Goldman Sachs Group, Inc., (fixed rate to 8/23/2027, variable rate thereafter), 4.482%, 8/23/2028	1,137,233
200,000	ING Groep NV, (fixed rate to 9/11/2033, variable rate thereafter), 6.114%, 9/11/2034	209,738
890,000	JPMorgan Chase & Co., Series OO, (fixed rate to 4/01/2030, variable rate thereafter), 6.500%(d)	910,864
150,000	Morgan Stanley, (fixed rate to 1/19/2033, variable rate thereafter), 5.948%, 1/19/2038	151,632
290,000	Morgan Stanley, (fixed rate to 10/18/2032, variable rate thereafter), 6.342%, 10/18/2033	311,131
425,000	Morgan Stanley, (fixed rate to 2/07/2034, variable rate thereafter), 5.942%, 2/07/2039	428,976
230,000	Morgan Stanley, (fixed rate to 4/19/2034, variable rate thereafter), 5.831%, 4/19/2035	238,341
345,000	Morgan Stanley, (fixed rate to 4/20/2032, variable rate thereafter), 5.297%, 4/20/2037	338,412
820,000	Morgan Stanley, (fixed rate to 9/16/2031, variable rate thereafter), 2.484%, 9/16/2036	679,853
1,205,000	Morgan Stanley, MTN, (fixed rate to 2/13/2031, variable rate thereafter), 1.794%, 2/13/2032	1,009,631
120,000	Synchrony Financial, (fixed rate to 3/06/2030, variable rate thereafter), 5.450%, 3/06/2031	119,140
195,000	Synchrony Financial, (fixed rate to 8/02/2029, variable rate thereafter), 5.935%, 8/02/2030	197,743
250,000	UBS Group AG, (fixed rate to 11/15/2032, variable rate thereafter), 9.016%, 11/15/2033(a)	305,499
335,000	UBS Group AG, (fixed rate to 2/08/2034, variable rate thereafter), 5.699%, 2/08/2035(a)	343,521
500,000	UBS Group AG, (fixed rate to 8/12/2032, variable rate thereafter), 6.537%, 8/12/2033(a)	535,180
540,000	UniCredit SpA, (fixed rate to 6/30/2030, variable rate thereafter), 5.459%, 6/30/2035(a)	530,591
775,000	Wells Fargo & Co., (fixed rate to 1/24/2030, variable rate thereafter), 5.244%, 1/24/2031	787,992
		12,197,079
	Brokerage — 0.8%
170,000	BGC Group, Inc., 6.150%, 4/02/2030(a)	169,273
555,000	Blue Owl Finance LLC, 6.250%, 4/18/2034	568,405
115,000	Citadel LP, 6.000%, 1/23/2030(a)	116,882
90,000	Citadel LP, 6.375%, 1/23/2032(a)	92,345

Principal Amount (‡)	Description	Value (†)

	Brokerage — continued
$110,000	Jefferies Financial Group, Inc., 5.875%, 7/21/2028	$112,946
90,000	Jefferies Financial Group, Inc., 6.200%, 4/14/2034	91,739
733,000	Jefferies Financial Group, Inc., 6.250%, 1/15/2036	750,919
		1,902,509
	Building Materials — 1.6%
1,255,000	Cemex SAB de CV, 3.875%, 7/11/2031(a)	1,123,905
430,000	Cemex SAB de CV, 3.875%, 7/11/2031	385,083
200,000	Cemex SAB de CV, 5.450%, 11/19/2029	198,763
310,000	Cemex SAB de CV, (fixed rate to 6/08/2026, variable rate thereafter), 5.125%(a)(d)	303,567
110,000	Martin Marietta Materials, Inc., 5.150%, 12/01/2034	109,315
211,000	Masco Corp., 6.500%, 8/15/2032	226,119
95,000	Owens Corning, 5.700%, 6/15/2034	97,637
778,000	Owens Corning, 7.000%, 12/01/2036	877,778
360,000	Vulcan Materials Co., 5.350%, 12/01/2034	363,303
		3,685,470
	Cable Satellite — 2.2%
1,040,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 3.700%, 4/01/2051	655,847
30,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 3.850%, 4/01/2061	18,221
55,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 3.900%, 6/01/2052	35,565
1,580,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 3.950%, 6/30/2062	970,732
60,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 4.800%, 3/01/2050	45,236
225,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 5.125%, 7/01/2049	178,581
395,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 5.250%, 4/01/2053	319,200
165,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 6.834%, 10/23/2055	160,537
400,000	CSC Holdings LLC, 3.375%, 2/15/2031(a)	286,150
200,000	CSC Holdings LLC, 4.125%, 12/01/2030(a)	144,827
800,000	CSC Holdings LLC, 4.625%, 12/01/2030(a)	389,310
170,000	DISH DBS Corp., 5.250%, 12/01/2026(a)	156,051
265,000	DISH DBS Corp., 5.750%, 12/01/2028(a)	223,487
1,223,109	EchoStar Corp., 10.750%, 11/30/2029	1,285,198
145,000	Time Warner Cable LLC, 5.500%, 9/01/2041	125,765
10,000	Time Warner Cable LLC, 5.875%, 11/15/2040	9,169
35,000	Time Warner Cable LLC, 6.550%, 5/01/2037	34,717
		5,038,593
	Collateralized Mortgage Obligations — 0.1%
95,041	Federal Home Loan Mortgage Corp., Series 2912, Class EH, 5.500%, 1/15/2035(c)	97,532
110,558	Verus Securitization Trust, Series 2021-5, Class A1, 1.013%, 9/25/2066(a)(b)	94,040
		191,572
	Construction Machinery — 0.5%
200,000	Ashtead Capital, Inc., 5.500%, 8/11/2032(a)	199,260
200,000	Ashtead Capital, Inc., 5.800%, 4/15/2034(a)	201,180
Principal Amount (‡)	Description	Value (†)

	Construction Machinery — continued
$200,000	Ashtead Capital, Inc., 5.950%, 10/15/2033(a)	$202,900
475,000	United Rentals North America, Inc., 6.125%, 3/15/2034(a)	475,297
		1,078,637
	Consumer Cyclical Services — 1.1%
330,000	Expedia Group, Inc., 2.950%, 3/15/2031	295,641
630,000	Expedia Group, Inc., 3.250%, 2/15/2030	587,228
980,000	Expedia Group, Inc., 5.400%, 2/15/2035	976,026
210,000	Uber Technologies, Inc., 4.500%, 8/15/2029(a)	206,292
300,000	Uber Technologies, Inc., 4.800%, 9/15/2034	291,363
204,000	Uber Technologies, Inc., 7.500%, 9/15/2027(a)	206,491
		2,563,041
	Diversified Manufacturing — 0.5%
315,000	Amphenol Corp., 5.000%, 1/15/2035	314,495
120,000	Amphenol Corp., 5.250%, 4/05/2034	122,126
85,000	Nordson Corp., 5.800%, 9/15/2033	88,744
130,000	Otis Worldwide Corp., 5.125%, 11/19/2031	131,490
565,000	Veralto Corp., 5.450%, 9/18/2033	576,127
		1,232,982
	Electric — 0.6%
330,000	Duke Energy Corp., 5.450%, 6/15/2034	334,481
140,000	Pacific Gas & Electric Co., 3.250%, 6/01/2031	124,568
200,000	Pacific Gas & Electric Co., 4.300%, 3/15/2045	156,519
45,000	Pacific Gas & Electric Co., 4.550%, 7/01/2030	43,558
100,000	Pacific Gas & Electric Co., 5.450%, 6/15/2027	101,021
390,000	Southern Co., 5.700%, 3/15/2034	402,790
90,000	Vistra Operations Co. LLC, 5.700%, 12/30/2034(a)	89,530
		1,252,467
	Environmental — 0.2%
70,000	GFL Environmental, Inc., 6.750%, 1/15/2031(a)	72,157
475,000	Waste Management, Inc., 4.950%, 3/15/2035	472,621
		544,778
	Finance Companies — 3.4%
550,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.300%, 1/30/2032	487,275
600,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.400%, 10/29/2033	517,814
1,005,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 4.950%, 9/10/2034	967,901
155,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 5.375%, 12/15/2031	156,171
125,000	Aircastle Ltd., 5.950%, 2/15/2029(a)	128,551
420,000	Aircastle Ltd., 6.500%, 7/18/2028(a)	437,590
150,000	Aircastle Ltd./Aircastle Ireland DAC, 5.250%, 3/15/2030(a)	149,510
150,000	Aircastle Ltd./Aircastle Ireland DAC, 5.750%, 10/01/2031(a)	152,954
350,000	Aviation Capital Group LLC, 1.950%, 1/30/2026(a)	341,802
10,000	Aviation Capital Group LLC, 5.125%, 4/10/2030(a)	9,945
170,000	Aviation Capital Group LLC, 6.250%, 4/15/2028(a)	175,979
550,000	Aviation Capital Group LLC, 6.750%, 10/25/2028(a)	580,628
165,000	Avolon Holdings Funding Ltd., 5.375%, 5/30/2030(a)	165,224
95,000	Macquarie Airfinance Holdings Ltd., 5.150%, 3/17/2030(a)	93,670
305,000	Macquarie Airfinance Holdings Ltd., 5.200%, 3/27/2028(a)	305,204
375,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 2.875%, 10/15/2026(a)	359,414

Principal Amount (‡)	Description	Value (†)

	Finance Companies — continued
$330,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 3.625%, 3/01/2029(a)	$304,341
995,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 3.875%, 3/01/2031(a)	891,321
865,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 4.000%, 10/15/2033(a)	741,995
295,000	SMBC Aviation Capital Finance DAC, 5.100%, 4/01/2030(a)	295,719
200,000	SMBC Aviation Capital Finance DAC, 5.300%, 4/03/2029(a)	202,888
300,000	SMBC Aviation Capital Finance DAC, 5.450%, 5/03/2028(a)	305,402
		7,771,298
	Financial Other — 0.0%
200,000	CIFI Holdings Group Co. Ltd., 6.450%, 11/07/2024(e)	22,930
200,000	Country Garden Holdings Co. Ltd., 3.300%, 1/12/2031(e)	19,402
200,000	Shimao Group Holdings Ltd., 4.750%, 7/03/2022(e)	10,500
200,000	Shimao Group Holdings Ltd., 5.200%, 1/16/2027(e)	10,250
200,000	Shimao Group Holdings Ltd., 5.600%, 7/15/2026(e)	10,000
200,000	Shimao Group Holdings Ltd., 6.125%, 2/21/2024(e)	10,158
200,000	Times China Holdings Ltd., 5.750%, 1/14/2027(e)	7,208
200,000	Times China Holdings Ltd., 6.200%, 3/22/2026(e)	7,206
		97,654
	Food & Beverage — 0.5%
185,000	JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL, 3.000%, 2/02/2029	172,961
225,000	JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL, 3.750%, 12/01/2031	205,364
110,000	JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL, 6.750%, 3/15/2034	118,752
125,000	JBS USA LUX SARL/JBS USA Food Co./JBS USA Foods Group, 5.950%, 4/20/2035(a)	128,475
245,000	Mars, Inc., 5.200%, 3/01/2035(a)	246,227
300,000	Pilgrim's Pride Corp., 3.500%, 3/01/2032	263,796
5,000	Pilgrim's Pride Corp., 4.250%, 4/15/2031	4,696
		1,140,271
	Gaming — 0.3%
190,000	GLP Capital LP/GLP Financing II, Inc., 3.250%, 1/15/2032	164,456
50,000	GLP Capital LP/GLP Financing II, Inc., 6.750%, 12/01/2033	53,057
45,000	VICI Properties LP, 5.125%, 5/15/2032	44,043
80,000	VICI Properties LP/VICI Note Co., Inc., 3.875%, 2/15/2029(a)	76,378
295,000	VICI Properties LP/VICI Note Co., Inc., 4.500%, 9/01/2026(a)	293,385
		631,319
	Government Owned - No Guarantee — 0.4%
955,000	Antares Holdings LP, 3.750%, 7/15/2027(a)	912,860
200,000	Sino-Ocean Land Treasure IV Ltd., 4.750%, 1/14/2030(e)	16,968
		929,828
	Health Insurance — 0.8%
20,000	Centene Corp., 2.450%, 7/15/2028	18,250
520,000	Centene Corp., 2.500%, 3/01/2031	438,404
260,000	Centene Corp., 3.000%, 10/15/2030	227,403
220,000	Centene Corp., 3.375%, 2/15/2030	198,967
Principal Amount (‡)	Description	Value (†)

	Health Insurance — continued
$650,000	Centene Corp., 4.625%, 12/15/2029	$622,751
270,000	Elevance Health, Inc., 5.200%, 2/15/2035	270,873
		1,776,648
	Healthcare — 0.6%
55,000	HCA, Inc., 2.375%, 7/15/2031	46,794
195,000	HCA, Inc., 3.500%, 9/01/2030	180,835
125,000	HCA, Inc., 5.450%, 9/15/2034	123,915
50,000	HCA, Inc., 5.500%, 6/01/2033	50,187
815,000	HCA, Inc., 5.600%, 4/01/2034	819,517
175,000	HCA, Inc., 5.750%, 3/01/2035	176,575
		1,397,823
	Home Construction — 1.1%
295,000	DR Horton, Inc., 5.000%, 10/15/2034	287,492
170,000	DR Horton, Inc., 5.500%, 10/15/2035	170,913
325,000	MDC Holdings, Inc., 6.000%, 1/15/2043	317,920
285,000	Meritage Homes Corp., 3.875%, 4/15/2029(a)	271,296
525,000	Meritage Homes Corp., 5.650%, 3/15/2035	516,542
981,000	PulteGroup, Inc., 6.000%, 2/15/2035	1,008,383
		2,572,546
	Hybrid ARMs — 0.0%
918	Federal National Mortgage Association, 6 mo. USD RFUCCT + 1.460%, 6.210%, 2/01/2037(b)	933
4,687	Federal National Mortgage Association, 1 yr. USD RFUCCT + 1.835%, 7.595%, 9/01/2036(b)	4,838
		5,771
	Independent Energy — 2.7%
520,000	Aker BP ASA, 5.125%, 10/01/2034(a)	496,240
850,000	Canadian Natural Resources Ltd., 5.400%, 12/15/2034(a)	839,797
1,350,000	Continental Resources, Inc., 2.875%, 4/01/2032(a)	1,130,267
1,585,000	Continental Resources, Inc., 5.750%, 1/15/2031(a)	1,597,217
280,000	Energean Israel Finance Ltd., 5.375%, 3/30/2028	266,699
370,000	Energean Israel Finance Ltd., 5.875%, 3/30/2031	339,475
385,000	EQT Corp., 3.625%, 5/15/2031(a)	351,668
45,000	EQT Corp., 5.000%, 1/15/2029	45,295
100,000	EQT Corp., 7.000%, 2/01/2030	107,831
80,000	Ovintiv, Inc., 6.500%, 8/15/2034	83,396
485,000	Permian Resources Operating LLC, 6.250%, 2/01/2033(a)	483,081
385,000	Var Energi ASA, 8.000%, 11/15/2032(a)	432,550
95,000	Viper Energy, Inc., 7.375%, 11/01/2031(a)	99,292
		6,272,808
	Industrial Other — 0.1%
190,000	Jacobs Engineering Group, Inc., 6.350%, 8/18/2028	198,229
	Leisure — 1.9%
280,000	Carnival Corp., 4.000%, 8/01/2028(a)	267,876
565,000	Carnival Corp., 5.750%, 3/15/2030(a)	562,726
790,000	Carnival Corp., 6.125%, 2/15/2033(a)	778,489
70,000	Carnival Corp., 7.000%, 8/15/2029(a)	73,220
13,000	NCL Corp. Ltd., 5.875%, 3/15/2026(a)	12,973
250,000	NCL Corp. Ltd., 5.875%, 2/15/2027(a)	249,485
400,000	NCL Corp. Ltd., 8.125%, 1/15/2029(a)	420,733
235,000	Royal Caribbean Cruises Ltd., 5.500%, 4/01/2028(a)	234,030
465,000	Royal Caribbean Cruises Ltd., 5.625%, 9/30/2031(a)	456,594
1,050,000	Royal Caribbean Cruises Ltd., 6.000%, 2/01/2033(a)	1,049,346
185,000	Royal Caribbean Cruises Ltd., 6.250%, 3/15/2032(a)	186,670
		4,292,142

Principal Amount (‡)	Description	Value (†)

	Life Insurance — 1.7%
$159,000	Brighthouse Financial, Inc., 4.700%, 6/22/2047	$123,949
1,488,000	National Life Insurance Co., 10.500%, 9/15/2039(a)	1,954,012
1,560,000	NLV Financial Corp., 7.500%, 8/15/2033(a)	1,709,698
		3,787,659
	Lodging — 0.4%
95,000	Choice Hotels International, Inc., 5.850%, 8/01/2034	95,199
195,000	Marriott International, Inc., 5.300%, 5/15/2034	194,585
475,000	Marriott International, Inc., 5.500%, 4/15/2037	469,703
165,000	Marriott International, Inc., Series HH, 2.850%, 4/15/2031	146,723
40,000	Marriott Ownership Resorts, Inc., 4.500%, 6/15/2029(a)	36,693
		942,903
	Media Entertainment — 1.5%
230,000	AppLovin Corp., 5.125%, 12/01/2029	230,891
240,000	AppLovin Corp., 5.375%, 12/01/2031	241,217
1,210,000	AppLovin Corp., 5.500%, 12/01/2034	1,209,730
935,000	Netflix, Inc., 4.875%, 6/15/2030(a)	944,881
80,000	Netflix, Inc., 4.900%, 8/15/2034	80,058
60,000	Netflix, Inc., 5.375%, 11/15/2029(a)	61,944
645,000	Netflix, Inc., 6.375%, 5/15/2029	690,302
		3,459,023
	Metals & Mining — 2.5%
70,000	ArcelorMittal SA, 6.800%, 11/29/2032	75,344
325,000	First Quantum Minerals Ltd., 9.375%, 3/01/2029(a)	341,785
1,035,000	Glencore Funding LLC, 2.500%, 9/01/2030(a)	910,924
645,000	Glencore Funding LLC, 2.850%, 4/27/2031(a)	568,325
270,000	Glencore Funding LLC, 5.673%, 4/01/2035(a)	270,919
250,000	Glencore Funding LLC, 5.700%, 5/08/2033(a)	255,568
550,000	Glencore Funding LLC, 6.125%, 10/06/2028(a)	572,406
650,000	Glencore Funding LLC, 6.375%, 10/06/2030(a)	689,115
1,340,000	Glencore Funding LLC, 6.500%, 10/06/2033(a)	1,434,993
210,000	Steel Dynamics, Inc., 5.250%, 5/15/2035	207,996
330,000	Steel Dynamics, Inc., 5.375%, 8/15/2034	330,881
		5,658,256
	Midstream — 3.0%
205,000	Cheniere Energy Partners LP, 3.250%, 1/31/2032	180,408
810,000	Cheniere Energy Partners LP, 4.000%, 3/01/2031	759,638
85,000	Cheniere Energy Partners LP, 5.950%, 6/30/2033	87,298
240,000	DCP Midstream Operating LP, 3.250%, 2/15/2032	209,778
125,000	DCP Midstream Operating LP, 6.450%, 11/03/2036(a)	130,604
588,000	Energy Transfer LP, 5.000%, 5/15/2044	507,897
420,000	Energy Transfer LP, 5.600%, 9/01/2034	420,727
405,000	Energy Transfer LP, 5.700%, 4/01/2035	407,996
225,000	Energy Transfer LP, 5.750%, 2/15/2033	230,235
150,000	Energy Transfer LP, 6.550%, 12/01/2033	160,382
45,000	MPLX LP, 5.000%, 3/01/2033	43,924
43,000	ONEOK Partners LP, 6.200%, 9/15/2043	43,279
145,000	ONEOK, Inc., 6.500%, 9/01/2030(a)	153,844
115,000	Plains All American Pipeline LP/PAA Finance Corp., 3.550%, 12/15/2029	108,362
5,000	Plains All American Pipeline LP/PAA Finance Corp., 4.300%, 1/31/2043	4,013
95,000	Targa Resources Corp., 5.500%, 2/15/2035	94,438
785,000	Targa Resources Corp., 5.550%, 8/15/2035	783,907
420,000	Targa Resources Corp., 6.125%, 3/15/2033	438,402
175,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 4.000%, 1/15/2032	161,499
70,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 4.875%, 2/01/2031	68,525
Principal Amount (‡)	Description	Value (†)

	Midstream — continued
$165,000	Venture Global Calcasieu Pass LLC, 3.875%, 11/01/2033(a)	$142,007
75,000	Venture Global Calcasieu Pass LLC, 6.250%, 1/15/2030(a)	76,121
120,000	Western Midstream Operating LP, 5.250%, 2/01/2050	102,288
195,000	Western Midstream Operating LP, 5.300%, 3/01/2048	167,417
35,000	Western Midstream Operating LP, 5.450%, 4/01/2044	31,253
25,000	Western Midstream Operating LP, 5.500%, 8/15/2048	21,855
340,000	Western Midstream Operating LP, 6.150%, 4/01/2033	351,047
215,000	Western Midstream Operating LP, 6.350%, 1/15/2029	224,498
110,000	Whistler Pipeline LLC, 5.700%, 9/30/2031(a)	111,278
120,000	Whistler Pipeline LLC, 5.950%, 9/30/2034(a)	121,308
565,000	Williams Cos., Inc., 5.150%, 3/15/2034	557,429
		6,901,657
	Natural Gas — 0.1%
115,000	Southern Co. Gas Capital Corp., 5.750%, 9/15/2033	118,670
	Non-Agency Commercial Mortgage-Backed Securities — 2.5%
26,012	BB-UBS Trust, Series 2012-TFT, Class A, 2.892%, 6/05/2030(a)	25,024
95,000	BPR Trust, Series 2021-NRD, Class B, 1 mo. USD SOFR + 2.124%, 6.444%, 12/15/2038(a)(b)	93,589
105,000	BPR Trust, Series 2021-NRD, Class C, 1 mo. USD SOFR + 2.424%, 6.744%, 12/15/2038(a)(b)	103,370
65,000	BPR Trust, Series 2021-NRD, Class D, 1 mo. USD SOFR + 3.723%, 8.043%, 12/15/2038(a)(b)	64,007
290,000	BPR Trust, Series 2022-STAR, Class A, 1 mo. USD SOFR + 3.232%, 7.551%, 8/15/2039(a)(b)	289,919
170,000	BX Commercial Mortgage Trust, Series 2024-VLT5, Class A, 5.050%, 11/13/2046(a)(b)	169,160
200,000	BX Trust, Series 2024-VLT4, Class A, 1 mo. USD SOFR + 1.491%, 5.811%, 7/15/2029(a)(b)	200,151
1,045,000	BX Trust, Series 2025-VLT6, Class A, 1 mo. USD SOFR + 1.443%, 5.762%, 3/15/2042(a)(b)	1,043,323
800,000	CHI Commercial Mortgage Trust, Series 2025-SFT, 5.665%, 4/15/2042(a)(b)	803,970
100,000	Credit Suisse Mortgage Trust, Series 2014-USA, Class B, 4.185%, 9/15/2037(a)	87,112
205,000	DC Commercial Mortgage Trust, Series 2023-DC, Class B, 6.804%, 9/12/2040(a)	210,580
86,615	Extended Stay America Trust, Series 2021-ESH, Class A, 1 mo. USD SOFR + 1.194%, 5.514%, 7/15/2038(a)(b)	86,534
108,269	Extended Stay America Trust, Series 2021-ESH, Class B, 1 mo. USD SOFR + 1.494%, 5.814%, 7/15/2038(a)(b)	108,133
121,261	Extended Stay America Trust, Series 2021-ESH, Class C, 1 mo. USD SOFR + 1.814%, 6.134%, 7/15/2038(a)(b)	121,110
346,460	Extended Stay America Trust, Series 2021-ESH, Class D, 1 mo. USD SOFR + 2.364%, 6.684%, 7/15/2038(a)(b)	346,027
102,179	GS Mortgage Securities Corp. Trust, Series 2012-BWTR, Class A, 2.954%, 11/05/2034(a)	87,299
115,000	GS Mortgage Securities Corp. Trust, Series 2013-PEMB, Class A, 3.550%, 3/05/2033(a)(b)	100,208

Principal Amount (‡)	Description	Value (†)

	Non-Agency Commercial Mortgage-Backed Securities — continued
$125,000	GS Mortgage Securities Corp. Trust, Series 2013-PEMB, Class B, 3.550%, 3/05/2033(a)(b)	$88,750
166,573	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2012-LC9, Class C, 3.578%, 12/15/2047(a)(b)	161,579
200,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2025-BMS, Class A, 1 mo. USD SOFR + 1.600%, 5.919%, 1/15/2042(a)(b)	198,030
100,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2025-BMS, Class B, 1 mo. USD SOFR + 2.000%, 6.319%, 1/15/2042(a)(b)	99,376
105,000	JPMBB Commercial Mortgage Securities Trust, Series 2015-C32, Class A5, 3.598%, 11/15/2048	103,860
100,000	LEX Mortgage Trust, Series 2024-BBG, Class A, 4.874%, 10/13/2033(a)(b)	99,765
14,600	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C12, Class C, 4.749%, 10/15/2046(b)	13,652
495,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C30, Class C, 4.033%, 9/15/2049(b)	432,140
82,448	MSBAM Commercial Mortgage Securities Trust, Series 2012-CKSV, Class A2, 3.277%, 10/15/2030(a)	78,222
105,000	SCOTT Trust, Series 2023-SFS, Class A, 5.910%, 3/10/2040(a)	107,300
125,000	TCO Commercial Mortgage Trust, Series 2024-DPM, Class A, 1 mo. USD SOFR + 1.243%, 5.562%, 12/15/2039(a)(b)	125,171
37,909	Wells Fargo Commercial Mortgage Trust, Series 2013-LC12, Class B, 3.822%, 7/15/2046(b)	36,393
23,890	WFRBS Commercial Mortgage Trust, Series 2011-C3, Class D, 5.464%, 3/15/2044(a)(b)	9,395
145,000	WFRBS Commercial Mortgage Trust, Series 2013-C15, Class B, 4.206%, 8/15/2046(b)	136,845
121,566	WFRBS Commercial Mortgage Trust, Series 2014-C20, Class B, 4.378%, 5/15/2047	107,586
		5,737,580
	Office REITs — 0.0%
85,000	COPT Defense Properties LP, 2.750%, 4/15/2031	73,648
	Oil Field Services — 0.3%
820,000	Helmerich & Payne, Inc., 5.500%, 12/01/2034(a)	776,053
	Other REITs — 0.4%
125,000	Extra Space Storage LP, 2.350%, 3/15/2032	104,546
260,000	Extra Space Storage LP, 5.900%, 1/15/2031	270,817
610,000	Host Hotels & Resorts LP, 5.500%, 4/15/2035	597,708
		973,071
	Paper — 0.1%
137,000	WestRock MWV LLC, 7.550%, 3/01/2047	155,626
	Pharmaceuticals — 1.2%
75,000	Bausch Health Cos., Inc., 4.875%, 6/01/2028(a)	60,563
585,000	Roche Holdings, Inc., 4.985%, 3/08/2034(a)	589,019
200,000	Teva Pharmaceutical Finance Co. LLC, 6.150%, 2/01/2036	199,330
1,110,000	Teva Pharmaceutical Finance Netherlands III BV, 4.100%, 10/01/2046	802,006
240,000	Teva Pharmaceutical Finance Netherlands III BV, 4.750%, 5/09/2027	236,263
200,000	Teva Pharmaceutical Finance Netherlands III BV, 5.125%, 5/09/2029	195,412
Principal Amount (‡)	Description	Value (†)

	Pharmaceuticals — continued
$400,000	Teva Pharmaceutical Finance Netherlands III BV, 7.875%, 9/15/2029	$430,246
200,000	Teva Pharmaceutical Finance Netherlands III BV, 8.125%, 9/15/2031	222,906
		2,735,745
	Property & Casualty Insurance — 0.6%
50,000	Arthur J Gallagher & Co., 5.000%, 2/15/2032	49,996
130,000	Arthur J Gallagher & Co., 5.150%, 2/15/2035	128,825
110,000	Arthur J Gallagher & Co., 5.450%, 7/15/2034	111,683
85,000	CNA Financial Corp., 5.125%, 2/15/2034	84,420
605,000	Marsh & McLennan Cos., Inc., 5.000%, 3/15/2035	598,707
555,000	Stewart Information Services Corp., 3.600%, 11/15/2031	495,964
		1,469,595
	Retailers — 0.1%
155,000	Home Depot, Inc., 4.950%, 6/25/2034	155,521
	Sovereigns — 2.4%
255,000	Brazil Government International Bonds, 5.000%, 1/27/2045	192,857
205,000	Brazil Government International Bonds, 6.625%, 3/15/2035	203,810
410,000	Colombia Government International Bonds, 7.750%, 11/07/2036	398,036
400,000	Costa Rica Government International Bonds, 7.158%, 3/12/2045	410,492
240,000	Ivory Coast Government International Bonds, 8.075%, 4/01/2036(a)	230,047
200,000	Mexico Government International Bonds, 5.125%, 5/04/2037, (EUR)	209,772
250,000	Mexico Government International Bonds, 6.875%, 5/13/2037	255,900
155,000	Morocco Government International Bonds, 4.750%, 4/02/2035, (EUR)(a)	166,155
535,000	Nigeria Government International Bonds, 10.375%, 12/09/2034(a)	536,909
400,000	Panama Government International Bonds, 6.400%, 2/14/2035	374,680
210,000	Republic of Armenia International Bonds, 6.750%, 3/12/2035(a)	202,705
200,000	Republic of Uzbekistan International Bonds, 3.700%, 11/25/2030	169,310
200,000	Republic of Uzbekistan International Bonds, 3.900%, 10/19/2031	167,206
330,000	Republic of Uzbekistan International Bonds, 5.375%, 5/29/2027, (EUR)(a)	360,547
420,000	Republic of Uzbekistan International Bonds, 6.900%, 2/28/2032(a)	415,598
350,000	Romania Government International Bonds, 5.750%, 3/24/2035(a)	316,312
100,000	Romania Government International Bonds, 5.875%, 7/11/2032, (EUR)(a)	106,849
210,000	Romania Government International Bonds, 6.250%, 9/10/2034, (EUR)(a)	224,848
580,000	Turkiye Government International Bonds, 7.125%, 7/17/2032	569,212
		5,511,245
	Technology — 7.0%
50,000	Arrow Electronics, Inc., 2.950%, 2/15/2032	42,836
360,000	Atlassian Corp., 5.250%, 5/15/2029	366,365
700,000	Atlassian Corp., 5.500%, 5/15/2034	710,762

Principal Amount (‡)	Description	Value (†)

	Technology — continued
$165,000	Broadcom, Inc., 2.450%, 2/15/2031(a)	$145,171
145,000	Broadcom, Inc., 2.600%, 2/15/2033(a)	122,203
465,000	Broadcom, Inc., 3.137%, 11/15/2035(a)	385,417
240,000	Broadcom, Inc., 3.187%, 11/15/2036(a)	196,991
260,000	Broadcom, Inc., 3.419%, 4/15/2033(a)	231,493
400,000	Broadcom, Inc., 3.469%, 4/15/2034(a)	352,102
380,000	Broadcom, Inc., 4.150%, 11/15/2030	367,776
130,000	Broadcom, Inc., 4.150%, 4/15/2032(a)	123,308
85,000	Broadcom, Inc., 4.300%, 11/15/2032	81,140
255,000	CDW LLC/CDW Finance Corp., 3.250%, 2/15/2029	238,530
40,000	CDW LLC/CDW Finance Corp., 3.276%, 12/01/2028	37,752
1,045,000	CDW LLC/CDW Finance Corp., 3.569%, 12/01/2031	944,363
115,000	CDW LLC/CDW Finance Corp., 4.250%, 4/01/2028	112,782
195,000	CDW LLC/CDW Finance Corp., 5.550%, 8/22/2034	192,722
715,000	Entegris, Inc., 4.750%, 4/15/2029(a)	689,281
1,175,000	Equinix, Inc., 2.150%, 7/15/2030	1,030,060
765,000	Fiserv, Inc., 5.625%, 8/21/2033	787,563
115,000	Gartner, Inc., 3.625%, 6/15/2029(a)	108,290
185,000	Global Payments, Inc., 2.900%, 5/15/2030	167,725
235,000	Global Payments, Inc., 2.900%, 11/15/2031	205,866
130,000	Global Payments, Inc., 5.300%, 8/15/2029	131,994
280,000	Global Payments, Inc., 5.400%, 8/15/2032	283,304
375,000	Jabil, Inc., 3.600%, 1/15/2030	353,591
125,000	Leidos, Inc., 2.300%, 2/15/2031	107,456
55,000	Leidos, Inc., 4.375%, 5/15/2030	53,455
160,000	Leidos, Inc., 5.400%, 3/15/2032	161,100
325,000	Leidos, Inc., 5.500%, 3/15/2035	323,967
795,000	Leidos, Inc., 5.750%, 3/15/2033	815,103
250,000	Marvell Technology, Inc., 2.950%, 4/15/2031	223,104
5,000	Marvell Technology, Inc., 5.950%, 9/15/2033	5,215
55,000	Micron Technology, Inc., 2.703%, 4/15/2032	46,972
120,000	Micron Technology, Inc., 4.663%, 2/15/2030	118,505
295,000	Micron Technology, Inc., 5.300%, 1/15/2031	298,298
425,000	Micron Technology, Inc., 5.875%, 2/09/2033	440,167
1,050,000	Micron Technology, Inc., 5.875%, 9/15/2033	1,092,138
515,000	Motorola Solutions, Inc., 5.400%, 4/15/2034	521,021
40,000	Motorola Solutions, Inc., 5.600%, 6/01/2032	41,343
225,000	NetApp, Inc., 5.500%, 3/17/2032	226,737
180,000	NetApp, Inc., 5.700%, 3/17/2035	179,698
600,000	Oracle Corp., 3.950%, 3/25/2051	440,679
140,000	Sensata Technologies, Inc., 3.750%, 2/15/2031(a)	122,240
290,000	Synopsys, Inc., 5.150%, 4/01/2035	291,527
340,000	Synopsys, Inc., 5.700%, 4/01/2055	337,590
290,000	TD SYNNEX Corp., 6.100%, 4/12/2034	298,271
450,000	Trimble, Inc., 6.100%, 3/15/2033	471,455
315,000	Verisk Analytics, Inc., 5.250%, 3/15/2035	314,605
460,000	VMware LLC, 2.200%, 8/15/2031	390,987
140,000	Western Digital Corp., 2.850%, 2/01/2029	126,383
58,000	Western Digital Corp., 4.750%, 2/15/2026	57,666
		15,915,069
	Treasuries — 16.8%
5,930,000	Republic of South Africa Government Bonds, 8.875%, 2/28/2035, (ZAR)	289,433
15,130,000	Republic of South Africa Government Bonds, 9.000%, 1/31/2040, (ZAR)	681,364
18,830,000	Turkiye Government Bonds, 37.000%, 2/18/2026, (TRY)	466,696
785,000	U.K. Gilts, 4.125%, 1/29/2027, (GBP)	1,012,747
2,485,000	U.S. Treasury Bonds, 2.250%, 2/15/2052(f)	1,567,686
7,125,000	U.S. Treasury Bonds, 3.250%, 5/15/2042(f)	6,020,347
1,550,000	U.S. Treasury Bonds, 4.125%, 8/15/2053	1,428,301
Principal Amount (‡)	Description	Value (†)

	Treasuries — continued
$3,680,000	U.S. Treasury Notes, 3.500%, 9/30/2026	$3,655,562
2,160,000	U.S. Treasury Notes, 3.750%, 8/31/2026	2,153,419
1,605,000	U.S. Treasury Notes, 3.875%, 3/31/2027	1,604,436
3,860,000	U.S. Treasury Notes, 4.125%, 10/31/2026	3,869,650
5,155,000	U.S. Treasury Notes, 4.125%, 2/28/2027	5,174,533
3,425,000	U.S. Treasury Notes, 4.250%, 12/31/2026	3,442,660
1,125,000	U.S. Treasury Notes, 4.625%, 6/30/2025	1,125,762
4,555,000	U.S. Treasury Notes, 4.625%, 2/28/2026	4,575,142
985,000	U.S. Treasury Notes, 4.625%, 6/30/2026	992,310
8,825,000	Uruguay Government International Bonds, 8.500%, 3/15/2028, (UYU)	205,202
9,175,000	Uruguay Government International Bonds, 9.750%, 7/20/2033, (UYU)	220,267
		38,485,517
	Wireless — 1.6%
225,000	American Tower Corp., 5.450%, 2/15/2034	228,271
555,000	American Tower Corp., 5.900%, 11/15/2033	581,563
585,000	Sprint Capital Corp., 8.750%, 3/15/2032	703,576
100,000	T-Mobile USA, Inc., 2.400%, 3/15/2029	91,858
230,000	T-Mobile USA, Inc., 2.700%, 3/15/2032	198,950
305,000	T-Mobile USA, Inc., 3.500%, 4/15/2031	282,019
1,120,000	T-Mobile USA, Inc., 3.875%, 4/15/2030	1,073,679
375,000	T-Mobile USA, Inc., 4.700%, 1/15/2035	360,865
225,000	T-Mobile USA, Inc., 5.750%, 1/15/2034	234,371
		3,755,152
	Total Non-Convertible Bonds (Identified Cost $209,585,523)	204,274,156

Convertible Bonds — 0.3%
	Cable Satellite — 0.1%
283,801	EchoStar Corp., 3.875% PIK or 3.875% Cash, 11/30/2030(g)	316,775
	Pharmaceuticals — 0.2%
405,000	BioMarin Pharmaceutical, Inc., 1.250%, 5/15/2027	380,903
	Total Convertible Bonds (Identified Cost $707,717)	697,678

Municipals — 0.3%
	Virginia — 0.3%
790,000	Tobacco Settlement Financing Corp., 6.706%, 6/01/2046 (Identified Cost $782,296)	650,945
	Total Bonds and Notes (Identified Cost $211,075,536)	205,622,779

Collateralized Loan Obligations — 3.6%
250,000	AIMCO CLO 21 Ltd., Series 2024-21A, 3 mo. USD SOFR + 1.920%, 6.213%, 4/18/2037(a)(b)	250,301
600,000	Alinea CLO Ltd., Series 2018-1A, Class BR, 3 mo. USD SOFR + 1.150%, 5.453%, 7/20/2031(a)(b)	597,941
250,000	Battalion CLO VIII Ltd., Series 2015-8A, Class A2R2, 3 mo. USD SOFR + 1.812%, 6.105%, 7/18/2030(a)(b)	249,905
465,000	Birch Grove CLO 9 Ltd., Series 2024-9A, Class A1, 3 mo. USD SOFR + 1.400%, 6.235%, 10/22/2037(a)(b)	464,830
250,000	Canyon CLO Ltd., Series 2021-4A, Class B, 3 mo. USD SOFR + 1.962%, 6.264%, 10/15/2034(a)(b)	249,337

Principal Amount (‡)	Description	Value (†)

$270,000	Carlyle U.S. CLO Ltd., Series 2021-9A, Class B, 3 mo. USD SOFR + 1.912%, 6.205%, 10/20/2034(a)(b)	$268,996
795,000	CIFC Funding Ltd., Series 2018-1A, Class A1R, 3 mo. USD SOFR + 1.320%, 5.669%, 1/18/2038(a)(b)	793,410
250,000	CIFC Funding Ltd., Series 2021-6A, Class B, 3 mo. USD SOFR + 1.912%, 6.214%, 10/15/2034(a)(b)	249,553
455,000	Dryden 53 CLO Ltd., Series 2017-53A, Class B, 3 mo. USD SOFR + 1.662%, 5.964%, 1/15/2031(a)(b)	455,112
275,000	Elmwood CLO VIII Ltd., Series 2021-1A, Class DR, 3 mo. USD SOFR + 3.800%, 8.093%, 4/20/2037(a)(b)	276,766
255,000	Invesco CLO Ltd., Series 2021-1A, Class D, 3 mo. USD SOFR + 3.312%, 7.614%, 4/15/2034(a)(b)	251,184
550,000	Invesco U.S. CLO Ltd., Series 2024-4A, Class A1, 3 mo. USD SOFR + 1.330%, 5.648%, 1/15/2038(a)(b)	550,000
530,000	Morgan Stanley Eaton Vance CLO Ltd., Series 2022-16A, Class B, 3 mo. USD SOFR + 1.950%, 6.252%, 4/15/2035(a)(b)	528,288
500,000	OCP CLO Ltd., Series 2024-38A, Class A, 3 mo. USD SOFR + 1.330%, 5.681%, 1/21/2038(a)(b)	499,207
300,000	Octagon Investment Partners 18-R Ltd., Series 2018-18A, Class A2, 3 mo. USD SOFR + 1.732%, 6.039%, 4/16/2031(a)(b)	299,607
78,423	Octagon Investment Partners XV Ltd., Series 2013-1A, Class A1RR, 3 mo. USD SOFR + 1.232%, 5.525%, 7/19/2030(a)(b)	78,353
690,000	Palmer Square BDC CLO 1 Ltd., Series 1A, Class A, 3 mo. USD SOFR + 1.600%, 5.902%, 7/15/2037(a)(b)	690,699
250,000	Rad CLO 15 Ltd., Series 2021-15A, Class B, 3 mo. USD SOFR + 1.912%, 6.205%, 1/20/2034(a)(b)	250,006
360,000	Recette CLO Ltd., Series 2015-1A, Class BRR, 3 mo. USD SOFR + 1.662%, 5.955%, 4/20/2034(a)(b)	359,172
250,000	Sixth Street CLO XV Ltd., Series 2020-15A, Class BR, 3 mo. USD SOFR + 1.750%, 6.047%, 10/24/2037(a)(b)	250,203
310,000	Sixth Street CLO XVIII Ltd., Series 2021-18A, Class D, 3 mo. USD SOFR + 3.162%, 7.455%, 4/20/2034(a)(b)	310,001
250,000	Symetra CLO Ltd., Series 2025-1A, 3 mo. USD SOFR + 1.700%, 0.000%, 4/20/2038(a)(b)(h)	250,000
	Total Collateralized Loan Obligations (Identified Cost $8,175,915)	8,172,871

Senior Loans — 3.4%
	Diversified Manufacturing — 0.2%
106,620	Resideo Funding, Inc., 2024 1st Lien Term Loan B, 1 mo. USD SOFR + 1.750%, 6.069%, 2/11/2028(b)(i)	106,687
466,634	Resideo Funding, Inc., 2024 M&A 1st lien Term Loan B, 3 mo. USD SOFR + 1.750%, 6.049%, 6/13/2031(b)(i)	464,156
		570,843
	Electric — 0.1%
119,397	NRG Energy, Inc., 2024 Term Loan, 3 mo. USD SOFR + 1.750%, 6.044%, 4/16/2031(b)(i)	119,079
	Financial Other — 0.4%
936,042	Trans Union LLC, 2024 Term Loan B8, 1 mo. USD SOFR + 1.750%, 6.075%, 6/24/2031(b)(i)	932,766
	Food & Beverage — 0.2%
55,000	Aramark Services, Inc., 2024 Term Loan B7, 4/06/2028(j)	54,943
Principal Amount (‡)	Description	Value (†)

	Food & Beverage — continued
$118,500	Aramark Services, Inc., 2024 Term Loan B8, 6/22/2030(j)	$118,327
370,313	Aramark Services, Inc., 2024 Term Loan B8, 1 mo. USD SOFR + 2.000%, 6.325%, 6/22/2030(b)(i)	369,772
		543,042
	Gaming — 0.5%
295,000	DK Crown Holdings, Inc., 2025 Term Loan B, 1 mo. USD SOFR + 1.750%, 6.064%, 3/04/2032(b)(i)	292,973
391,591	Flutter Financing BV, 2024 Term Loan B, 11/30/2030(j)	389,003
353,665	Flutter Financing BV, 2024 Term Loan B, 3 mo. USD SOFR + 1.750%, 6.049%, 11/30/2030(b)(i)	351,328
		1,033,304
	Healthcare — 0.1%
334,425	IQVIA, Inc., 2025 Repriced Term Loan B, 1/02/2031(j)	334,321
	Leisure — 0.2%
56,099	Carnival Corp., 2025 Term Loan (2027), 1 mo. USD SOFR + 2.000%, 6.325%, 8/08/2027(b)(i)	55,945
442,256	Carnival Corp., 2025 Term Loan (2028), 1 mo. USD SOFR + 2.000%, 6.325%, 10/18/2028(b)(i)	441,287
		497,232
	Lodging — 0.9%
340,169	Hilton Domestic Operating Co., Inc., 2023 Term Loan B4, 1 mo. USD SOFR + 1.750%, 6.070%, 11/08/2030(b)	339,686
13,483	Hilton Grand Vacations Borrower LLC, 2021 Term Loan B, 8/02/2028(j)	13,403
813,266	Hilton Grand Vacations Borrower LLC, 2024 Incremental Term Loan B, 1/17/2031(j)	806,532
932,950	Wyndham Hotels & Resorts, Inc., 2024 Term Loan, 1 mo. USD SOFR + 1.750%, 6.075%, 5/24/2030(b)(i)	932,288
		2,091,909
	Metals & Mining — 0.2%
425,000	Novelis Corp., 2025 Term Loan B, 3 mo. USD SOFR + 2.000%, 6.292%, 3/11/2032(b)(i)	424,469
	Paper — 0.2%
500,707	Asplundh Tree Expert LLC, 2024 Incremental Term Loan B, 1 mo. USD SOFR + 1.750%, 6.075%, 5/23/2031(b)	499,205
	Technology — 0.3%
103,223	Ciena Corp., 2025 Repriced Term Loan B, 1 mo. USD SOFR + 1.750%, 6.069%, 10/24/2030(b)(i)	103,050
453,149	Open Text Corp., 2023 Term Loan B, 1/31/2030(j)	451,912
53,181	Open Text Corp., 2023 Term Loan B, 1 mo. USD SOFR + 1.750%, 6.075%, 1/31/2030(b)(i)	53,036
		607,998
	Wireless — 0.1%
203,460	SBA Senior Finance II LLC, 2024 Term Loan B, 1 mo. USD SOFR + 1.750%, 6.080%, 1/25/2031(b)(i)	203,195
	Total Senior Loans (Identified Cost $7,888,017)	7,857,363

Shares	Description	Value (†)
Preferred Stocks — 0.3%

Convertible Preferred Stock — 0.3%
	Aerospace & Defense — 0.3%
11,359	Boeing Co., 6.000% (Identified Cost $578,890)	$679,609

Principal Amount (‡)
Short-Term Investments — 4.2%
$9,656,714	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/2025 at 2.500% to be repurchased at $9,657,385 on 4/01/2025 collateralized by $9,769,200 U.S. Treasury Note, 4.125% due 2/15/2027 valued at $9,849,860 including accrued interest(k) (Identified Cost $9,656,714)	9,656,714
	Total Investments — 101.4% (Identified Cost $237,375,072)	231,989,336
	Other assets less liabilities — (1.4)%	(3,241,359)
	Net Assets — 100.0%	$228,747,977

(†)
Registered investment companies are required to value portfolio investments using an unadjusted, readily available market quotation. The Fund obtains readily available market quotations from independent pricing services. Fund investments for which readily available market quotations are not available are priced at fair value pursuant to the Fund's Valuation Procedures. The Board of Trustees has approved a valuation designee who is subject to the
Board's oversight.
Unadjusted readily available market quotations that are utilized for exchange traded equity securities (including shares of closed-end investment companies and exchange-traded funds) include the last sale price quoted on the exchange where the security is traded most extensively. Futures contracts are valued at the closing settlement price on the exchange on which the valuation designee believes that, over time, they are traded most extensively. Shares of open-end investment companies are valued at net asset value ("NAV") per share.
Exchange traded equity securities for which there is no reported sale during the day are fair valued at the closing bid quotation as reported by an independent pricing service. Unlisted equity securities (except unlisted preferred equity securities) are fair valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be fair valued using evaluated bids furnished by an independent pricing service, if available.
Debt securities and unlisted preferred equity securities are fair valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers. Senior loans and collateralized loan obligations are fair valued at bid prices supplied by an independent pricing service, if available. Broker-dealer bid prices may be used to fair value debt, unlisted equities, senior loans and collateralized loan obligations where an independent pricing service is unable to price an investment or where an independent pricing service does not provide a reliable price for the investment.
The Fund may also fair value investments in other circumstances such as when extraordinary events occur after the close of a foreign market, but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer's security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing a Fund's investments, the valuation designee may, among other things, use modeling tools or other processes that may take into account factors such as issuer specific information, or other related market activity and/or information that occurred after the close of the foreign market but before the time the Fund's NAV is calculated. Fair valuation by the Fund's valuation designee may require subjective determinations about the value of the investment, and fair values used to determine a Fund's NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. In addition, the use of fair value pricing may not always result in adjustments to the prices of investments held by a Fund.
The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars, if any, are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(‡)	Principal Amount stated in U.S. dollars unless otherwise noted.
(a)
All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2025, the value of Rule 144A holdings amounted to
$94,555,572 or 41.3% of net assets.

(b)
Variable rate security. Rate as of March 31, 2025 is disclosed. Issuers comprised of various lots with differing coupon rates have been aggregated for the purpose of presentation in the Portfolio of Investments and show a weighted average rate. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. These securities may not indicate a reference rate and/or spread in their description.

(c)	Level 3 security. Value has been determined using significant unobservable inputs.
(d)	Perpetual bond with no specified maturity date.
(e)	The issuer is in default with respect to interest and/or principal payments. Income is not being accrued.
(f)	Security (or a portion thereof) has been pledged as collateral for open derivative contracts.
(g)	Payment–in–kind security for which the issuer, at each interest payment date, may make interest payments in cash and/or additional principal.
(h)	New issue unsettled as of March 31, 2025. Coupon rate does not take effect until settlement date.
(i)
Stated interest rate has been determined in accordance with the provisions of the loan agreement and is subject to a minimum benchmark floor rate which may range from 0.00% to 0.75%, to which the spread is added.

(j)	Position is unsettled. Contract rate was not determined at March 31, 2025 and does not take effect until settlement date. Maturity date is not finalized until settlement date.
(k)
The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund's policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities. As of March 31, 2025, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

ABS	Asset-Backed Securities
ARMs	Adjustable Rate Mortgages
MTN	Medium Term Note
PIK	Payment-in-Kind
REITs	Real Estate Investment Trusts
RFUCCT	FTSE USD IBOR Consumer Cash Fallbacks Term
SOFR	Secured Overnight Financing Rate

EUR	Euro
GBP	British Pound
UYU	Uruguayan Peso
ZAR	South African Rand
Futures Contracts
The Fund may enter into futures contracts. Futures contracts are agreements between two parties to buy and sell a particular instrument or index for a specified price on a specified future date.
When the Fund enters into a futures contract, it is required to deposit with (or for the benefit of) its broker an amount of cash or short-term high-quality securities as "initial margin." As the value of the contract changes, the value of the futures contract position increases or declines. Subsequent payments, known as "variation margin," are made or received by the Fund, depending on the price fluctuations in the fair value of the contract and the value of cash or securities on deposit with the broker. Realized gain or loss on a futures position is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, minus brokerage commissions. When the Fund enters into a futures contract certain risks may arise, such as illiquidity in the futures market, which may limit the Fund's ability to close out a futures contract prior to settlement date, and unanticipated movements in the value of securities or interest rates.
Futures contracts are exchange-traded. Exchange-traded futures contracts are standardized and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Fund are reduced; however, in the event that a counterparty enters into bankruptcy, the Fund's claim against initial/variation margin on deposit with the counterparty may be subject to terms of a final settlement in bankruptcy court.
At March 31, 2025, the Fund had the following open long futures contracts:
Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
CBOT 10 Year U.S. Treasury Notes Futures	6/18/2025	105	$11,603,496	$11,677,969	$74,473
CBOT 2 Year U.S. Treasury Notes Futures	6/30/2025	76	15,702,324	15,745,063	42,739
CBOT U.S. Long Bond Futures	6/18/2025	289	33,953,390	33,894,281	(59,109)
CBOT Ultra Long-Term U.S. Treasury Bond Futures	6/18/2025	92	11,351,444	11,247,000	(104,444)
Total					$(46,341)

At March 31, 2025, the Fund had the following open short futures contracts:
Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
CBOT 5 Year U.S. Treasury Notes Futures	6/30/2025	60	$6,460,589	$6,489,375	$(28,786)
Ultra 10 Year U.S. Treasury Notes Futures	6/18/2025	267	30,346,446	30,471,375	(124,929)
Total					$(153,715)
Fair Value Measurements
In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of each Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:
• Level 1 — quoted prices in active markets for identical assets or liabilities;
• Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and
• Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The Fund's pricing policies have been approved by the Board of Trustees. Investments for which market quotations are readily available are categorized in Level 1. Other investments for which an independent pricing service is utilized are categorized in Level 2. Broker-dealer bid prices for which the Fund has knowledge of the inputs used by the broker-dealer are categorized in Level 2. All other investments, including broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer, as well as investments fair valued by the valuation designee, are categorized in Level 3. All Level 2 and 3 securities are defined as being fair valued.
Under certain conditions and based upon specific facts and circumstances, the Fund’s valuation designee may determine that a fair valuation should be made for portfolio investment(s). These valuation designee fair valuations will be based upon a significant amount of Level 3 inputs.
The following is a summary of the inputs used to value the Fund's investments as of March 31, 2025, at value:
Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Bonds and Notes
Non-Convertible Bonds
ABS Home Equity	$ —	$9,027,047	$950	$9,027,997
Collateralized Mortgage Obligations	—	94,040	97,532	191,572
All Other Non-Convertible Bonds(a)	—	195,054,587	—	195,054,587
Total Non-Convertible Bonds	—	204,175,674	98,482	204,274,156
Convertible Bonds(a)	—	697,678	—	697,678
Municipals(a)	—	650,945	—	650,945
Total Bonds and Notes	—	205,524,297	98,482	205,622,779
Collateralized Loan Obligations	—	8,172,871	—	8,172,871
Senior Loans(a)	—	7,857,363	—	7,857,363
Preferred Stocks(a)	679,609	—	—	679,609
Short-Term Investments	—	9,656,714	—	9,656,714
Total Investments	679,609	231,211,245	98,482	231,989,336
Futures Contracts (unrealized appreciation)	117,212	—	—	117,212
Total	$796,821	$231,211,245	$98,482	$232,106,548

Liability Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Futures Contracts (unrealized depreciation)	$(317,268)	$ —	$ —	$(317,268)

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of December 31, 2024 and/or March 31, 2025:

Asset Valuation Inputs
Investments in Securities	Balance as of December 31, 2024	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of March 31, 2025	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at March 31, 2025
Bonds and Notes
Non-Convertible Bonds
ABS Home Equity	$3,367	$ —	$58	$409	$ —	$(2,884)	$ —	$ —	$950	$63
Collateralized Mortgage Obligations	—	—	279	(77)	—	(4,756)	102,086	—	97,532	(77)
Total	$3,367	$ —	$337	$332	$ —	$(7,640)	$102,086	$ —	$98,482	$(14)
A debt security valued at $102,086 was transferred from Level 2 to Level 3 during the period ended March 31, 2025. At December 31, 2024, this security was fair valued based on evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund's valuation policies. At March 31, 2025, this security was fair valued as determined by the Fund's valuation designee as an independent pricing service did not provide a reliable price for the security.
Derivatives
Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of an underlying asset, reference rate or index. Derivative instruments that the Fund used at period end include futures contracts.
The Fund is subject to the risk that changes in interest rates will affect the value of the Fund’s investments in fixed-income securities. The Fund will be subject to increased interest rate risk to the extent that it invests in fixed-income securities with longer maturities or durations, as compared to investing in fixed-income securities with shorter maturities or durations. The Fund may use futures contracts to hedge against changes in interest rates and to manage duration without having to buy or sell portfolio securities. The Fund may also use futures contracts to gain investment exposure. As of March 31, 2025, the Fund used futures contracts for hedging and duration management.
The following is a summary of derivative instruments for the Fund, as of March 31, 2025:
Assets	Unrealized appreciation on futures contracts
Exchange-traded asset derivatives
Interest rate contracts	$117,212

Liabilities	Unrealized depreciation on futures contracts
Exchange-traded liability derivatives
Interest rate contracts	$(317,268)
The Fund’s derivatives do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund’s investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of this disclosure.
Counterparty risk is managed based on policies and procedures established by the Fund’s adviser. Such policies and procedures may include, but are not limited to, minimum counterparty credit rating requirements, monitoring of counterparty credit default swap spreads and posting of collateral. With exchange-traded derivatives, there is minimal counterparty credit risk to the Fund because the exchange’s clearinghouse, as counterparty to these instruments, stands between the buyer and the seller of the contract. Credit risk still exists in exchange-traded derivatives with respect to initial and variation margin that is held in a broker’s customer accounts. While brokers typically are required to segregate customer margin for exchange-traded derivatives from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its customers, U.S. bankruptcy laws will typically allocate that shortfall on a pro rata basis across all of the broker’s customers, potentially resulting in losses to the Fund.

Industry Summary at March 31, 2025 (Unaudited)
Treasuries	16.8%
Technology	7.3
ABS Other	6.7
Banking	5.3
ABS Car Loan	4.7
ABS Home Equity	4.0
Finance Companies	3.4
Aerospace & Defense	3.3
Midstream	3.0
Independent Energy	2.7
Metals & Mining	2.7
Non-Agency Commercial Mortgage-Backed Securities	2.5
Sovereigns	2.4
Cable Satellite	2.3
Leisure	2.1
Other Investments, less than 2% each	24.4
Collateralized Loan Obligations	3.6
Short-Term Investments	4.2
Total Investments	101.4
Other assets less liabilities (including futures contracts)	(1.4)
Net Assets	100.0%